Non-Controlling Interest in Consolidated Subsidiaries - Rollforward (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)		Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Beginning balance			$ 381,131	$ 378,369	$ 337,801
Net income of non-controlling interest	$ 1,836	[1],[2]	33,053	40,236	76,677
Other comprehensive (loss) income:	(728)	[1]	(13,108)	14,775	(15,557)
Remeasurements of the net defined benefit liability	(81)	[1]	(1,457)	(1,016)	160
Dividends			(56,284)	(31,792)	(18,798)
Share based payment			115	34	(92)
Ending balance	$ 18,291	[3]	329,352	381,131	378,369
Non-controlling interest
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Beginning balance			83,629	74,509	75,197
Net income of non-controlling interest			13,622	13,501	10,988
Other comprehensive (loss) income:			(3,030)	2,608	(3,465)
Exchange differences on translation of foreign operation			(670)	2,235	(3,325)
Remeasurements of the net defined benefit liability			(226)	(478)	87
Valuation of the effective portion of derivative financial instruments			(2,134)	851	(227)
Dividends			(8,783)	(6,801)	(6,551)
Share based payment			46	(5)	22
Acquisition of Caffenio's non-controlling interest			(952)	0	0
Other acquisitions and remeasurements			(162)	(186)	0
Disposals of businesses (Envoy and others)			0	3	(1,682)
Ending balance			$ 84,370	$ 83,629	$ 74,509

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.4
[3]	Convenience translation to U.S. dollars ($) – See Note 2.2.4